RECEIVABLES - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	$ 314	$ 317	$ 299	$ 326	$ 326
Provision	34	15	54	23	44
Charge-offs, net of recoveries	(24)	(16)	(44)	(27)	(51)
Foreign currency translation and other	2	3	(18)	(3)	(20)
Ending balance	326	319	326	319	299
Retail | Adoption of ASC 326
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance			35
Ending balance					35
Retail | Adjusted Balance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance			334
Ending balance					334
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	144	157	159	164	164
Provision	15	4	17	1	12
Charge-offs, net of recoveries	(1)	(4)	(1)	(6)	(18)
Foreign currency translation and other	1	1	(7)	(1)	1
Ending balance	$ 159	$ 158	159	$ 158	159
Wholesale | Adoption of ASC 326
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance			(9)
Ending balance					(9)
Wholesale | Adjusted Balance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance			$ 150
Ending balance					$ 150